Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Loss per Share
Schedule of basic and diluted net loss per share attributable to common stockholders

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders – basic and diluted	$(10,858)	$(27,392)
Denominator:
Weighted average common shares outstanding — basic and diluted	71,662,694	8,932,404
Net loss per share attributable to common stockholders - basic diluted	$(0.15)	$(3.07)

Schedule of potential common shares excluded from the computation of diluted net loss per share

	Year Ended December 31,
	2021	2020
Options issued and outstanding	20,769,130	18,770,767
Public Warrants to purchase common stock	14,324,994	—
Convertible preferred stock (as converted to common stock)	—	80,833,007
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	—	1,014,963
Warrants to purchase common stock	—	922,297
Warrants to purchase common stock (Finback)**	2,269,017	—
Unvested restricted stock units	1,951,924	—
Earn-out shares**	15,000,000	—
Contingently issuable common stock**	1,897,500	—
Convertible notes (as converted to common stock)*	—	1,192,469
	56,212,565	102,733,503